Label	Element	Value
Lazard International Equity Concentrated Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE LAZARD FUNDS, INC.

Lazard International Equity Concentrated Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.44%	7.00%	.44%	**
Total Annual Portfolio Operating Expenses	1.24%	8.05%	1.24%
Fee Waiver and Expense Reimbursement***	.29%	6.80%	.34%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	.95%	1.25%	.90%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 0.95%, 1.25% and 0.90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Example” in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$365	$653	$1,474
Open Shares	$127	$1,747	$3,270	$6,688
R6 Shares	$92	$365	$648	$1,470

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard International Equity Concentrated Portfolio